Average Annual Total Returns - SA American Funds Global Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	MSCI ACWI Index (net) 1 Year	MSCI ACWI Index (net) 5 Years	MSCI ACWI Index (net) 10 Years	MSCI ACWI Index (net) Since Inception
Total	30.48%			17.93%	Sep. 26, 2016	30.09%	15.94%	12.54%	16.26%	12.26%	9.13%	12.74%